Credit related Commitments and Contingent Liabilities (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit related Commitments and Contingent Liabilities [Abstract]
Other irrevocable commitments and other contingent liabilities without considering collateral or provisions	€ 73	€ 77